Related Party Transactions - Natural Gas Supply Agreement (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accrued liabilities—related party	$ 1	$ 16
Current derivative assets—related party	0	3
Derivative assets—related party	$ 0	1
CCL [Member] | Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Accrued liabilities—related party		13
Current derivative assets—related party		3
Derivative assets—related party		$ 1